UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV		89169-0925
(Address of principal executive offices)		(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	June 1, 2012 – August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

August 31, 2012 (unaudited)

Description	Principal Amount	Value
LONG-TERM INVESTMENTS— 92.0%
RESIDENTIAL MORTGAGE-BACKED SECURITIES-AGENCY-5.9%
Federal National Mortgage Association (Fannie Mae) (a)
Pool #898832, 5.50%, 11/01/36	$3,386,884	$3,720,092
Pool #256513, 5.50%, 12/01/36	6,788,387	7,456,242
Pool #922039, 5.50%, 2/01/37	6,477,421	7,106,586
Pool #916976, 5.50%, 4/01/37	6,459,566	7,086,997
Pool #256799, 5.50%, 7/01/37	6,013,534	6,597,640
Pool #936523, 5.50%, 7/01/37	8,379,022	9,192,893
Pool #888638, 5.50%, 9/01/37	4,018,828	4,409,184
Pool #966544, 5.50%, 10/01/37	1,498,067	1,643,577
Pool #947985, 5.50%, 11/01/37	12,060,861	13,232,357
Pool #953397, 5.50%, 11/01/37	7,242,615	7,946,105
Pool #966312, 5.50%, 11/01/37	42,791	46,948
Pool #954918, 5.50%, 12/01/37	2,503,673	2,746,860
Pool #956968, 5.50%, 12/01/37	3,859,258	4,234,115
Pool #959005, 5.50%, 12/01/37	2,441,232	2,678,354
Pool #960376, 5.50%, 12/01/37	7,270,276	7,976,452
Pool #960392, 5.50%, 12/01/37	6,007,030	6,590,505
Pool #965506, 5.50%, 12/01/37	2,386,664	2,618,485
Pool #966418, 5.50%, 12/01/37	4,115,354	4,515,087
Pool #966422, 5.50%, 12/01/37	2,065,329	2,265,938
Pool #967277, 5.50%, 12/01/37	4,442,949	4,874,502
Pool #933343, 5.50%, 1/01/38	1,822,203	1,999,197
Pool #953590, 5.50%, 1/01/38	7,412,187	8,132,147
Pool #954243, 5.50%, 1/01/38	2,527,477	2,772,976
Pool #956507, 5.50%, 1/01/38	2,084,866	2,287,373
Pool #956844, 5.50%, 1/01/38	1,298,664	1,424,806
Pool #956846, 5.50%, 1/01/38	8,589,897	9,424,251
Pool #956847, 5.50%, 1/01/38	3,829,150	4,201,083
Pool #960427, 5.50%, 1/01/38	7,853,468	8,616,291
Pool #960482, 5.50%, 1/01/38	9,224,947	10,120,985
Pool #960511, 5.50%, 1/01/38	14,409,560	15,809,190
Pool #960550, 5.50%, 1/01/38	7,379,793	8,096,607
Pool #960569, 5.50%, 1/01/38	5,252,968	5,763,199
Pool #960718, 5.50%, 1/01/38	10,785,022	11,832,593
Pool #960757, 5.50%, 1/01/38	1,799,562	1,974,357
Pool #961311, 5.50%, 1/01/38	7,063,574	7,749,673
Pool #961347, 5.50%, 1/01/38	13,395,805	14,696,966
Pool #965620, 5.50%, 1/01/38	1,817,915	1,994,492
Pool #966745, 5.50%, 1/01/38	2,100,802	2,304,857
Pool #966758, 5.50%, 1/01/38	1,251,605	1,373,176
Pool #966764, 5.50%, 1/01/38	2,297,684	2,520,863
Pool #967040, 5.50%, 1/01/38	4,375,225	4,800,200
Pool #967985, 5.50%, 1/01/38	2,312,160	2,536,745
Pool #961426, 5.50%, 2/01/38	11,339,859	12,441,322
Pool #961456, 5.50%, 2/01/38	4,756,103	5,218,073
Pool #961491, 5.50%, 2/01/38	10,071,532	11,049,800
Pool #961529, 5.50%, 2/01/38	8,523,109	9,350,976
Pool #961632, 5.50%, 2/01/38	1,896,295	2,080,486
Pool #961691, 5.50%, 2/01/38	2,236,127	2,453,326
Pool #966779, 5.50%, 2/01/38	1,125,328	1,234,633
Pool #968302, 5.50%, 2/01/38	11,212,885	12,302,015
Pool #968328, 5.50%, 2/01/38	4,556,439	4,999,015
Pool #969008, 5.50%, 2/01/38	1,654,318	1,815,005
Pool #969397, 5.50%, 2/01/38	112,623	123,562
Pool #969700, 5.50%, 2/01/38	5,437,766	5,965,947
Pool #972203, 5.50%, 2/01/38	1,182,447	1,297,300
Pool #257123, 5.50%, 3/01/38	1,868,504	2,049,996
Pool #933721, 5.50%, 3/01/38	19,155,219	21,015,805
Pool #953613, 5.50%, 3/01/38	2,836,231	3,111,719
Pool #956868, 5.50%, 3/01/38	1,289,983	1,415,282
Pool #962281, 5.50%, 3/01/38	28,383,273	31,140,198
Pool #962304, 5.50%, 3/01/38	18,467,036	20,260,778
Pool #962344, 5.50%, 3/01/38	25,832,752	28,341,940
Pool #965756, 5.50%, 3/01/38	3,876,824	4,253,388
Pool #972385, 5.50%, 3/01/38	6,569,041	7,207,105
Pool #973028, 5.50%, 3/01/38	2,842,109	3,118,169
Pool #975198, 5.50%, 3/01/38	3,527,780	3,870,441

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Pool #975202, 5.50%, 3/01/38	$1,801,216	$1,976,172
Pool #257161, 5.50%, 4/01/38	9,616,459	10,550,525
Pool #962441, 5.50%, 4/01/38	6,604,056	7,245,521
Pool #976379, 5.50%, 4/01/38	8,598,694	9,433,903
Pool #984745, 5.50%, 6/01/38	3,476,080	3,813,719
Pool #986013, 5.50%, 6/01/38	9,886,402	10,846,688
Pool #986519, 5.50%, 6/01/38	5,191,789	5,696,078
Pool #964380, 5.50%, 7/01/38	2,349,034	2,577,200
Pool #970025, 5.50%, 7/01/38	4,487,511	4,923,392
Pool #981517, 5.50%, 7/01/38	5,355,584	5,946,075
Pool #981723, 5.50%, 7/01/38	3,654,664	4,009,649
Pool #981872, 5.50%, 7/01/38	4,673,981	5,127,974
Pool #982199, 5.50%, 7/01/38	6,919,213	7,591,290
Pool #982664, 5.50%, 7/01/38	5,727,358	6,283,667
Pool #983334, 5.50%, 7/01/38	13,756,774	15,092,997
Pool #985704, 5.50%, 7/01/38	4,871,395	5,344,563
Pool #986043, 5.50%, 7/01/38	6,361,863	6,979,803
Pool #986656, 5.50%, 7/01/38	22,694,572	24,898,943
Pool #986657, 5.50%, 7/01/38	3,618,298	3,969,750
Pool #986686, 5.50%, 7/01/38	4,517,808	4,956,632
Pool #986734, 5.50%, 7/01/38	1,695,901	1,860,627
Pool #257306, 5.50%, 8/01/38	7,839,755	8,601,247
Pool #964528, 5.50%, 8/01/38	11,774,763	12,918,469
Total Residential Mortgage-Backed Securities-Agency (Cost $539,342,710)		604,132,111

RESIDENTIAL MORTGAGE-BACKED SECURITIES-18.6%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.15%, 4/25/35 (b)	9,948,217	9,920,283
Banc of America Funding Corp.
Series 2005-8, Class 1A1
5.50%, 1/25/36	5,289,290	5,519,199
Series 2005-G, Class A1
5.06%, 10/20/35 (b)	11,408,800	11,467,179
Series 2006-D, Class 5A1
5.60%, 5/20/36 (b)	16,660,541	14,649,230
Series 2007-D, Class 3A1
5.46%, 6/20/37 (b)	6,450,578	5,936,189
Banc of America Mortgage Securities, Inc.
Series 2003-I, Class 2A6
3.06%, 10/25/33 (b)	7,104,525	7,174,966
Series 2004-7, Class 2A3
5.75%, 8/25/34	6,666,255	6,747,870
Series 2004-C, Class 2A1
3.13%, 4/25/34 (b)	14,770,111	14,804,008
Series 2004-D, Class 2A8
3.11%, 5/25/34 (b)	20,158,483	19,811,112
Series 2004-E, Class 2A6
3.11%, 6/25/34 (b)	6,125,982	6,147,239
Series 2004-L, Class 3A1
2.94%, 1/25/35 (b)	9,255,927	8,634,687
Series 2005-G, Class 4A3
5.18%, 8/25/35 (b)	10,372,724	10,441,993
Series 2005-H, Class 3A1
3.08%, 9/25/35 (b)	40,619,255	34,969,117
Series 2005-H, Class 4A2
5.07%, 9/25/35 (b)	8,636,157	8,662,860
Series 2005-J, Class 4A1
5.19%, 11/25/35 (b)	21,968,696	20,457,183

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc. (continued)
Series 2005-L, Class 4A1
5.44%, 1/25/36 (b)	$44,349,824	$43,364,016
Series 2006-A, Class 4A1
5.64%, 2/25/36 (b)	8,517,957	8,535,512
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
2.91%, 2/25/34 (b)	2,022,115	2,032,951
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
2.94%, 2/25/37 (b)	10,417,976	10,450,220
Citicorp Mortgage Securities, Inc.
Series 2005-5, Class 3A1
5.00%, 8/25/35	4,874,003	5,136,887
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.32%, 8/25/35 (b)	19,697,827	19,675,667
Series 2007-AR4, Class 1A1A
5.77%, 3/25/37 (b)	20,625,318	18,745,052
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	39,474,257	41,664,368
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.64%, 5/25/33 (b)	3,134,785	2,963,968
Series 2003-42, Class 2A4
3.02%, 10/25/33 (b)	12,788,193	11,976,846
Series 2003-56, Class 2A5
2.83%, 12/25/33 (b)	18,291,007	18,301,927
Series 2005-5, Class A6
5.50%, 3/25/35	2,485,316	2,486,136
Series 2005-14, Class A2
5.50%, 7/25/35	6,353,344	6,297,326
Series 2007-1, Class A2
6.00%, 3/25/37	15,343,027	13,826,108
Series 2007-1, Class A4
6.00%, 3/25/37	11,693,185	10,116,300
Credit Suisse Mortgage Capital Certificates
Series 2009-4R, Class 1A1
2.50%, 4/25/36 (b)(c)	48,273,797	48,217,510
Series 2009-4R, Class 2A1
5.73%, 4/25/36 (b)(c)	109,355,685	111,701,254
Series 2009-5R, Class 1A1
5.96%, 7/26/49 (b)(c)	133,515,885	134,885,356
Series 2009-5R, Class 2A1
6.06%, 7/26/49 (b)(c)	71,670,510	69,946,403
Series 2011-7R, Class A1
1.48%, 8/28/47 (b)(c)	30,777,755	30,264,542
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	1,853,155	1,855,077
Series 2005-5, Class 1A4
5.50%, 10/25/35	4,696,435	4,722,505
Series 2005-AR3, Class 3A1
2.60%, 8/25/35 (b)	6,366,145	5,806,128

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
First Horizon Mortgage Pass-Through Trust (continued)
Series 2006-4, Class 1A15
6.00%, 2/25/37	$5,848,636	$5,824,721
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.29%, 3/25/37 (b)	20,019,514	15,509,578
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
4.98%, 5/21/36 (b)(c)	4,994,506	5,152,203
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.67%, 10/25/33 (b)	4,509,471	4,613,401
Series 2004-A3, Class 3A3
4.88%, 7/25/34 (b)	13,402,100	13,344,565
Series 2004-A4, Class 2A2
2.69%, 9/25/34 (b)	4,524,982	4,554,082
Series 2004-S1, Class 1A7
5.00%, 9/25/34	8,693,898	8,944,500
Series 2005-A1, Class 1A1
5.19%, 2/25/35 (b)	12,193,786	12,306,567
Series 2005-A3, Class 6A2
3.04%, 6/25/35 (b)	15,712,960	13,767,931
Series 2005-A5, Class TA1
5.40%, 8/25/35 (b)	53,884,403	54,210,296
Series 2005-S2, Class 2A2
5.25%, 9/25/35	511,914	521,474
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21(c)	11,106,593	11,244,792
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	44,612,687	40,439,215
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.50%, 10/25/33 (b)	18,233,338	18,270,498
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.82%, 4/15/26 (b)	36,778,796	37,194,544
Series MLCC, 2004-A1, Class 2A2
2.70%, 2/25/34 (b)	10,653,081	10,652,058
Series MLCC, 2006-2, Class 4A
5.54%, 5/25/36 (b)	7,958,897	7,988,552
Series MLCC, 2007-1, Class 3A
5.12%, 1/25/37 (b)	8,447,045	7,188,022
Series MLCC, 2007-1, Class 4A3
5.65%, 1/25/37 (b)	11,621,848	11,875,704
Morgan Stanley Re-REMIC Trust
Series 2010-R9, Class 3A
3.25%, 11/26/36(c)	53,600,067	53,525,884
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	17,474,031	18,861,504
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	14,205,352	14,550,230

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PHHMC Mortgage Pass Through Certificates (continued)
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	$2,460,953	$2,481,994
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.59%, 1/26/36 (b)(c)	285,929,742	287,650,181
Sequoia Mortgage Trust
Series 2004-5, Class A1
2.16%, 6/20/34 (b)	9,134,348	8,500,854
Series 2004-6, Class A1
2.25%, 7/20/34 (b)	9,356,450	8,986,823
Series 2007-1, Class 5A1
5.29%, 10/20/46 (b)	24,950,346	22,311,248
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.92%, 4/25/43 (b)	9,562,555	9,644,468
Series 2003-3, Class A4
3.65%, 6/25/43 (b)	12,251,259	12,542,055
Series 2003-4, Class A1
0.88%, 9/25/43 (b)	8,999,520	9,075,800
Series 2004-1, Class I2A
1.14%, 3/25/44 (b)	991,781	887,059
Series 2004-4, Class 1A
0.53%, 12/25/44 (b)	3,396,399	3,091,317
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.20%, 5/25/37 (b)	9,659,493	9,032,360
Wells Fargo Mortgage Backed Securities Trust
Series 2004-EE, Class 3A1
3.00%, 12/25/34 (b)	2,847,720	2,944,511
Series 2004-EE, Class 3A2
3.00%, 12/25/34 (b)	6,666,374	6,916,097
Series 2004-K, Class 1A2
2.62%, 7/25/34 (b)	5,576,937	5,679,798
Series 2004-P, Class 2A1
2.62%, 9/25/34 (b)	4,459,831	4,565,226
Series 2004-Q, Class 1A3
2.61%, 9/25/34 (b)	1,795,716	1,832,846
Series 2004-R, Class 2A1
2.62%, 9/25/34 (b)	7,562,267	7,756,391
Series 2005-AR6, Class A1
5.02%, 4/25/35 (b)	12,435,909	12,675,114
Series 2005-AR16, Class 6A3
2.66%, 10/25/35 (b)	45,687,824	44,979,161
Series 2006-2, Class 1A1
5.00%, 3/25/36	5,459,269	5,464,881
Series 2006-2, Class 1A10
5.50%, 3/25/36	17,126,000	17,320,877
Series 2006-2, Class 3A1
5.75%, 3/25/36	19,009,555	18,835,523
Series 2006-11, Class A8
6.00%, 9/25/36	19,913,942	19,443,853
Series 2006-14, Class A1
6.00%, 10/25/36	13,881,621	13,343,528

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2006-AR4, Class 2A4
5.60%, 4/25/36 (b)	$34,693,938	$34,431,409
Series 2006-AR11, Class A1
5.08%, 8/25/36 (b)	9,016,654	8,018,681
Series 2006-AR17, Class A2
2.61%, 10/25/36 (b)	7,418,963	6,075,530
Series 2007-1, Class A4
5.75%, 2/25/37	3,458,507	3,561,290
Series 2007-6, Class A6
6.00%, 5/25/37	22,774,162	20,483,833
Series 2007-7, Class A1
6.00%, 6/25/37	21,912,071	20,982,319
Series 2007-13, Class A7
6.00%, 9/25/37	14,208,351	13,468,806
Series 2007-14, Class 1A1
6.00%, 10/25/37	24,538,138	24,288,340
Series 2007-14, Class 2A1
5.50%, 10/25/22	6,658,676	7,102,550
Series 2007-16, Class 1A1
6.00%, 12/28/37	31,740,833	33,007,928
Total Residential Mortgage-Backed Securities (Cost $1,743,412,335)		1,886,238,146

COMMERICAL MORTGAGE-BACKED SECURITIES-34.4%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.92%, 5/10/45 (b)	27,695,000	31,972,382
Series 2006-2, Class AM
5.95%, 5/10/45 (b)	2,710,000	2,977,312
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	33,997,371
Series 2006-3, Class AM
6.05%, 7/10/44 (b)	2,495,000	2,527,480
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,889,722
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	17,610,671
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.89%, 9/11/38 (b)	5,000,000	5,750,255
Series 2006-PW12, Class AJ
5.93%, 9/11/38 (b)	2,600,000	2,384,400
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,496,225
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	4,278,915
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	55,707,353
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	11,475,713
Series 2007-PW16, Class A4
5.91%, 6/11/40 (b)	103,572,000	121,326,623
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	23,389,980

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities (continued)
Series 2007-PW18, Class A4
5.70%, 6/11/50	$7,500,000	$8,797,995
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	63,137,199
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.89%, 12/10/49 (b)	75,000,000	87,562,500
Series 2008-C7, Class A4
6.26%, 12/10/49 (b)	77,612,805	91,930,505
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.48%, 1/15/46 (b)	20,000,000	22,366,840
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	16,614,535
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	89,815,313
Series 2007-CD4, Class A-MFX
5.37%, 12/11/49 (b)	6,770,500	6,775,808
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	4,765,412
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.94%, 6/10/46 (b)	34,500,000	39,346,836
Series 2007-C9, Class A4
6.00%, 12/10/49 (b)	128,891,353	152,169,518
Credit Suisse Commerical Mortgage Trust
Series 2006-C2, Class A3
5.86%, 3/15/39 (b)	2,200,000	2,453,730
Series 2006-C3, Class A3
6.00%, 6/15/38 (b)	12,500,000	14,374,613
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	11,280,330
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	13,541,725
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	14,277,247
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	3,190,735
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	190,888,660
Series 2007-C3, Class A4
6.00%, 5/15/46 (b)	157,295,000	180,100,887
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.98%, 8/10/45 (b)	57,000,000	64,483,359
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.06%, 7/10/38 (b)	102,660,000	118,509,575
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	59,043,412
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	28,560,450

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	$12,500,000	$14,035,013
Series 2006-CB14, Class AJ
5.69%, 12/12/44 (b)	10,000,000	7,109,520
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	8,677,668
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	129,053,099
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	5,006,300
Series 2006-LDP7, Class A4
6.06%, 4/15/45 (b)	19,968,000	22,953,595
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,897,798
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	16,429,507
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	58,231,050
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	120,912,882
Series 2007-CB19, Class A4
5.92%, 2/12/49 (b)	14,815,000	17,214,867
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	58,820,500
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	16,512,605
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,426,399
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	8,526,660
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	43,113,750
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	12,376,712
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	20,538,458
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	219,503,439
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	13,307,603
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	10,588,680
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	58,042,193
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	39,351,287
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	53,603,091
Series 2007-8, Class A3
6.15%, 8/12/49 (b)	131,633,000	150,166,795
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	40,849,032

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	$69,750,000	$80,088,694
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,903,355
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	18,372,512
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	27,532,848
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	4,992,905
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	52,153,496
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	118,471,351
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	25,002,650
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	50,077,232
Series 2007-IQ15, Class A4
6.08%, 6/11/49 (b)	14,875,000	17,223,867
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	102,406,584
Series 2007-IQ16, Class AM
6.31%, 12/12/49 (b)	12,750,000	14,070,696
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	122,828,048
Series 2008-T29, Class A4
6.46%, 1/11/43 (b)	50,000,000	61,030,100
Nuco
5.70%, 9/25/41	20,000,000	20,150,000
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	21,652,140
Total Commerical Mortgage-Backed Securities (Cost $2,788,369,457)		3,498,976,567

AUTO LEASE-BACKED SECURITIES-1.0%
Hertz Vehicle Financing LLC
Series 2011-1A, Class A1
2.20%, 3/25/16(c)	90,000,000	92,260,170
Series 2011-1A, Class B1
4.17%, 3/25/16(c)	5,000,000	5,221,490
Series 2011-1A, Class B2
4.96%, 3/25/18(c)	7,000,000	7,663,173
Total Auto Lease-Backed Securities (Cost $101,996,620)		105,144,833

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CREDIT CARD-BACKED SECURITIES-3.4%
American Express Credit Account Master Trust
Series 2007-8, Class B
0.94%, 5/15/15 (b)	$5,000,000	$5,003,125
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.28%, 12/15/16 (b)	8,000,000	7,995,160
Series 2006-A14, Class A14
0.30%, 4/15/16 (b)	50,000,000	50,002,099
Series 2006-C5, Class C5
0.64%, 1/15/16 (b)	20,355,000	20,272,298
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	17,687,266
Series 2007-A6, Class A6
0.30%, 9/15/16 (b)	2,400,000	2,398,135
Bank One Issuance Trust
Series 2003-A8, Class A8
0.49%, 5/16/16 (b)	25,000,000	25,076,250
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.29%, 12/15/16 (b)	5,500,000	5,434,424
Series 2006-A12, Class A
0.30%, 7/15/16 (b)	9,194,000	9,185,266
Series 2007-A1, Class A1
0.29%, 11/15/19 (b)	46,511,000	46,087,192
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	43,906,965
Chase Issuance Trust
Series 2007-B1, Class B1
0.49%, 4/15/19 (b)	40,645,000	40,297,809
Series 2007-C1, Class C1
0.70%, 4/15/19 (b)	1,000,000	973,532
Series 2008-A13, Class A13
1.97%, 9/15/15 (b)	10,900,000	11,072,493
Citibank Credit Card Issuance Trust
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,664,160
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	36,682,830
Series 2008-A2, Class A2
1.39%, 1/23/20 (b)	6,965,000	7,308,570
Total Credit Card-Backed Securities (Cost $283,818,386)		346,047,574

STUDENT LOAN-BACKED SECURITIES-2.0%
Panhandle-Plains Higher Education Authority
Series 2011-1, Class A1
0.96%, 10/01/18 (b)	17,663,732	17,637,453
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
1.02%, 12/16/30 (b)	27,270,080	24,813,116
Series 2003-A, Class A2
0.91%, 9/15/20 (b)	15,512,606	15,116,857

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
STUDENT LOAN-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust (continued)
Series 2003-B, Class A2
0.87%, 3/15/22 (b)	$33,068,075	$32,229,823
Series 2003-C, Class A2
0.86%, 9/15/20 (b)	31,456,759	30,291,085
Series 2010-C, Class A1
1.89%, 12/15/17 (b)(c)	47,293,866	47,391,429
Series 2011-A, Class A1
1.24%, 10/15/24 (b)(c)	32,193,378	32,248,880
Total Student Loan-Backed Securities (Cost $198,692,739)		199,728,643

OTHER ASSET-BACKED SECURITY-0.4%
Sonic Capital, LLC
Series 2011-1A, Class A2
5.44%, 5/20/41(c)
(Cost $36,575,000)	36,575,000	39,859,398

CORPORATE BONDS-24.7%
AGRICULTURE-0.1%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	4,000,000	5,049,936

AUTO PARTS & EQUIPMENT-0.1%
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,657,440

BANKS-12.0%
Bank of America Corp.
1.87%, 1/30/14 (b)	75,000,000	75,285,675
7.38%, 5/15/14	65,000,000	70,930,860
2.01%, 7/11/14 (b)	110,000,000	110,280,061
3.75%, 7/12/16	76,000,000	79,647,012
6.50%, 8/01/16	76,881,000	87,674,247
6.00%, 9/01/17	30,000,000	33,819,240
5.75%, 12/01/17	40,000,000	44,723,880
7.63%, 6/01/19	50,000,000	61,061,750
Capital One Capital VI
8.88%, 5/15/40	11,711,000	11,983,363
Capital One Financial Corp.
6.15%, 9/01/16	10,000,000	11,244,730
Citigroup, Inc.
6.00%, 12/13/13	10,000,000	10,566,360
1.39%, 4/01/14 (b)	30,285,000	30,132,364
4.75%, 5/19/15	15,000,000	16,103,010
Discover Financial Services
7.00%, 4/15/20	5,000,000	5,881,330
First Horizon National Corp.
5.38%, 12/15/15	19,156,000	20,488,108
Fulton Financial Corp.
5.75%, 5/01/17	6,000,000	6,322,620
The Goldman Sachs Group, Inc.
1.44%, 2/07/14 (b)	130,000,000	129,386,010
Huntington Bancshares, Inc.
7.00%, 12/15/20	5,000,000	5,965,040

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
BANKS (continued)
JPMorgan Chase & Co.
1.22%, 5/02/14 (b)	$31,050,000	$31,214,161
3.15%, 7/05/16	25,000,000	26,466,400
6.00%, 1/15/18	6,214,000	7,423,400
KeyCorp
6.50%, 5/14/13	5,000,000	5,197,666
Morgan Stanley
1.43%, 4/29/13 (b)	40,000,000	39,865,880
2.94%, 5/14/13 (b)	40,000,000	40,275,360
2.05%, 1/24/14 (b)	135,000,000	134,109,134
2.88%, 7/28/14	12,000,000	12,176,616
5.38%, 10/15/15	10,000,000	10,528,320
Regions Financial Corp.
5.75%, 6/15/15	5,000,000	5,312,500
Silicon Valley Bank
6.05%, 6/01/17	5,170,000	5,696,347
Union Bank NA
1.36%, 6/06/14 (b)	85,000,000	84,633,141
Webster Bank NA
5.88%, 1/15/13	10,915,000	11,012,373
		1,225,406,958
BUILDING MATERIALS-0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,217,680
6.13%, 10/03/16	5,000,000	5,447,475
		10,665,155
COMMERCIAL SERVICES & SUPPLIES-0.1%
Chicago Parking Meters LLC
5.49%, 12/30/20(c)	12,000,000	12,854,955

COMPUTERS-0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,765,035

DIVERSIFIED FINANCIAL SERVICES-4.7%
American Express Co.
7.25%, 5/20/14	45,000,000	49,810,096
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	25,133,380
7.52%, 6/01/66 (b)	3,460,000	3,814,650
Bear Stearns Cos., Inc.
6.40%, 10/02/17	89,515,000	107,483,166
7.25%, 2/01/18	83,900,000	104,661,642
Cantor Fitzgerald, LP
7.88%, 10/15/19(c)	17,000,000	17,426,836
Capital One Capital III
7.69%, 8/15/36	26,330,000	26,593,300
Countrywide Financial Corp.
6.25%, 5/15/16	65,000,000	69,839,315
Janus Capital Group, Inc.
6.12%, 4/15/14	19,078,000	19,684,451
6.70%, 6/15/17	5,500,000	6,092,383
KKR Group Finance Co.
6.38%, 9/29/20(c)	10,000,000	11,319,510

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	$20,000,000	$21,553,320
6.88%, 4/25/18	15,000,000	17,496,540
		480,908,589
ELECTRIC-0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	17,994,735

ENTERTAINMENT-0.1%
International Game Technology
7.50%, 6/15/19	10,000,000	11,926,090

ENVIRONMENTAL CONTROL-0.0% (d)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,189,273

INSURANCE-4.8%
Alleghany Corp.
5.63%, 9/15/20	5,000,000	5,519,780
Allstate Corp.
6.13%, 5/15/37 (b)	14,001,000	14,368,526
Alterra USA Holdings Ltd.
7.20%, 4/14/17(c)	8,235,000	8,699,232
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	15,157,908
AON Corp.
8.21%, 1/01/27	60,160,000	72,902,550
Assurant, Inc.
5.63%, 2/15/14	9,042,000	9,448,953
Chubb Corp.
6.38%, 3/29/67 (b)	25,750,000	27,262,813
Commerce Group, Inc.
5.95%, 12/09/13	25,988,000	26,868,240
Fidelity National Financial, Inc.
6.60%, 5/15/17	1,651,000	1,835,385
Forethought Financial Group
8.63%, 4/15/21(c)	5,000,000	5,198,380
Genworth Financial, Inc.
7.20%, 2/15/21	7,000,000	7,035,000
7.63%, 9/24/21	3,000,000	3,065,400
Genworth Life Institutional Funding Trust
5.88%, 5/03/13(c)	15,000,000	15,326,535
Guardian Life Insurance Company of America
7.38%, 9/30/39(c)	10,000,000	13,288,180
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,707,408
Markel Corp.
6.80%, 2/15/13	5,000,000	5,114,385
Mutual of Omaha Insurance Co.
6.95%, 10/15/40(c)	10,000,000	12,034,040
National Life Insurance Co.
10.50%, 9/15/39(c)	3,000,000	4,028,313
The Navigators Group, Inc.
7.00%, 5/01/16	5,290,000	5,588,652

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
NLV Financial Corp.
7.50%, 8/15/33(c)	$5,730,000	$5,966,683
Penn Mutual Life Insurance Co.
7.63%, 6/15/40(c)	15,490,000	20,101,218
Progressive Corp.
6.70%, 6/15/37 (b)	20,415,000	21,946,125
Protective Life Corp.
7.38%, 10/15/19	10,000,000	11,925,020
Provident Companies, Inc.
7.00%, 7/15/18	4,406,000	5,043,940
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,416,428
8.88%, 6/15/38 (b)	29,778,000	36,329,160
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	11,442,110
Symetra Financial Corp.
6.13%, 4/01/16(c)	1,800,000	1,958,083
8.30%, 10/15/37 (b)(c)	33,730,000	33,055,400
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	32,313,000	33,282,389
Unitrin, Inc.
6.00%, 5/15/17	5,000,000	5,327,575
Unum Group
7.13%, 9/30/16	1,000,000	1,164,452
7.19%, 2/01/28	5,000,000	5,348,850
Willis North America, Inc.
6.20%, 3/28/17	8,051,000	9,157,610
7.00%, 9/29/19	10,000,000	11,951,220
W.R. Berkley Corp.
5.88%, 2/15/13	5,739,000	5,862,050
7.38%, 9/15/19	10,000,000	12,074,940
		490,802,933
IRON / STEEL-0.1%
Commercial Metals Co.
7.35%, 8/15/18	8,500,000	8,861,250

LODGING-0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	11,812,700

MACHINERY - CONSTRUCTION & MINING-0.3%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	27,199,000

MEDIA-0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	9,849,648
5.70%, 5/15/18	5,000,000	6,048,475
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,882,125
		21,780,248
OFFICE / BUSINESS EQUIPMENT-0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	8,195,845

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
PACKAGING & CONTAINERS-0.1%
Sealed Air Corp.
5.63%, 7/15/13(c)	$5,000,000	$5,168,750
7.88%, 6/15/17	4,000,000	4,310,000
		9,478,750
PHARMACEUTICALS-0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,780,900

PIPELINES-0.4%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,594,580
Midcontinent Express Pipeline
6.70%, 9/15/19(c)	9,700,000	10,111,552
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	6,117,105
Rockies Express Pipeline
6.85%, 7/15/18(c)	5,000,000	5,125,000
5.63%, 4/15/20(c)	18,300,000	17,476,500
		45,424,737
RETAIL-0.9%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	20,031,136
CVS Pass-Through Trust
8.35%, 7/10/31(c)	18,872,501	25,196,864
Home Depot, Inc.
5.40%, 3/01/16	6,250,000	7,251,450
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	12,156,980
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	24,092,820
		88,729,250
TRANSPORTATION-0.1%
CSX Transportation, Inc.
8.38%, 10/15/14	4,197,391	4,740,198

Total Corporate Bonds (Cost $2,305,664,650)		2,508,223,977

MUNICIPAL BOND-0.4%
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.90%, 10/26/20 (b)
(Cost $40,931,497)	41,001,250	40,956,148

REAL ESTATE INVESTMENT TRUSTS-0.6%
AMB Property, LP
6.13%, 12/01/16	3,650,000	4,149,251
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	4,046,498
6.00%, 4/01/16	2,500,000	2,739,943
Duke Realty, LP
6.25%, 5/15/13	10,000,000	10,303,210
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,416,335
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,069,210

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (continued)
Mack-Cali Realty Corp.
7.75%, 8/15/19	$10,000,000	$12,278,960
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,442,706
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,924,681
5.35%, 5/01/15	6,345,000	6,866,838
Total Real Estate Investment Trusts (Cost $50,055,991)		55,237,632

TERM LOANS-0.6%
CHEMICALS-0.1%
Celanese Holdings, LLC, Tranche C, 3.21%, 10/31/16 (b)	8,149,324	8,139,137

COMMERCIAL SERVICES & SUPPLIES-0.1%
Aramark Corp., Extended Letter of Credit-3 Repo, 0.10%, 7/26/16 (b)	319,857	319,057
Aramark Corp., Letter of Credit-2 Repo, 0.10%, 7/26/16 (b)	576,165	574,485
Aramark Corp., Term Loan B Extended, 3.48%, 7/26/16 (b)	8,760,974	8,735,418
Aramark Corp., US Term Loan C, 3.48%-3.71%, 7/26/16 (b)	3,970,509	3,960,582
		13,589,542
DIVERSIFIED TELECOMMUNICATION SERVICES-0.0% (d)
Windstream Corp., Term Loan B-1, 1.74%-1.96%, 7/17/13 (b)	2,886,076	2,868,038

HEALTH CARE EQUIPMENT & SUPPLIES-0.3%
Biomet, Inc., Dollar Term Loan, 3.23%-3.47%, 3/25/15 (b)	19,237,577	19,180,461
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.84%, 3/31/13 (b)	1,379,690	1,379,690
Fresenius Medical Care Holdings, Inc., Tranche B Term Loan, 1.84%, 3/31/13 (b)	10,767,250	10,767,250
		31,327,401
HEALTH CARE PROVIDERS & SERVICES-0.0% (d)
HCA, Inc., Tranche B-3 Term Loan, 3.48%, 5/01/18 (b)	3,133,402	3,083,953

MEDIA-0.1%
Catalina Marketing Corp., Initial Term Loan, 2.98%, 10/01/14 (b)	2,713,428	2,677,814
National CineMedia LLC, Term Loan, 1.97%, 2/13/15 (b)	620,690	618,556
		3,296,370

Total Term Loans (Cost $59,355,965)		62,304,441

Total Long-Term Investments (Cost $8,148,215,350)		9,346,849,470

	Shares
SHORT-TERM INVESTMENTS-7.5%
Money Market Funds-7.5%
Invesco Liquid Assets- Corporate Portfolio, 0.14% (e)	100,000,000	100,000,000
JPMorgan Prime Money Market Fund Capital, 0.14% (e)	365,901,816	365,901,816
Morgan Stanley Institutional Liquidity Funds- Prime Portfolio, 0.16% (e)	300,000,000	300,000,000
Total Money Market Funds (Cost $765,901,816)		765,901,816

Total Short-Term Investments (Cost $765,901,816)		765,901,816

Total Investments In Securities-99.5% (Cost $8,914,117,166) (f)		10,112,751,286
Other assets in excess of liabilities-0.5%		54,487,511
Net Assets-100.0%		$10,167,238,797

See Notes to Quarterly Portfolio of Investments.

Maturity dates represent the final maturity date for all securities.

(a)         Fannie Mae remains in conservatorship since the Federal Housing Agency put it there on September 7, 2008.

(b)         Floating rate security. Rate disclosed was in effect at August 31, 2012.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $1,243,233,064 or 12.2% of net assets.

(d)         Less than 0.05%.

(e)          Represents annualized 7-day yield at August 31, 2012.

(f)           Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Aggregate gross unrealized appreciation	$1,221,724,094
Aggregate gross unrealized depreciation	(23,089,974)
Net unrealized appreciation	$1,198,634,120

See Notes to Quarterly Portfolio of Investments.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments

August 31, 2012 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the ‘‘Fund’’) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003.  On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares.  In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares.  These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

On May 17, 2012, the sole equity shareholder voted to cease being an investment company and the Board of Directors (“Directors”) approved a plan to de-register the Fund with the Securities and Exchange Commission (“SEC”).  The Fund filed Form N-8F on July 9, 2012.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Basis of Presentation

This portfolio of investments is prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments — The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). The pricing services may value securities based on observable transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

August 31, 2012 (unaudited)

Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Loans are valued at the average of bid quotations obtained from a pricing service.  The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of August 31, 2012, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the measurement date.  The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2012, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities-Agency	$—	$604,132,111	$—	$604,132,111
Residential Mortgage-Backed Securities	—	1,886,238,146	—	1,886,238,146
Commercial Mortgage-Backed Securities	—	3,498,976,567	—	3,498,976,567
Auto Lease-Backed Securities	—	105,144,833	—	105,144,833
Credit Card-Backed Securities	—	346,047,574	—	346,047,574
Student Loan-Backed Securities	—	199,728,643	—	199,728,643
Other Asset-Backed Security	—	39,859,398	—	39,859,398
Corporate Bonds	—	2,508,223,977	—	2,508,223,977
Municipal Bond	—	40,956,148	—	40,956,148
Real Estate Investment Trusts	—	55,237,632	—	55,237,632
Term Loans	—	62,304,441	—	62,304,441
Money Market Funds	765,901,816	—	—	765,901,816
Total Investments	$765,901,816	$9,346,849,470	$—	$10,112,751,286

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

August 31, 2012 (unaudited)

For the period ended August 31, 2012, there were no transfers between Levels 1 and 2. The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the period:

Investments in Securities	Commercial Mortgage-Backed Security*

Balance as of November 30, 2011	$19,599,910
Accrued Accretion / (Amortization)	4,655
Change in Unrealized Appreciation / (Depreciation)	545,435
Gross Purchases	—
Gross Sales/Paydowns	—
Realized Gain / (Loss)	—
Transfers In / (Out)	(20,150,000)
Balance as of August 31, 2012	$—

* Investment previously designated as Level 3 was fair valued in accordance with procedures established by the Fund’s valuation committee under the general supervision of the Board of Directors. As of August 31, 2012, this investment is valued using quotes or indications furnished by brokers and thus, categorized as Level 2.

As of August 31, 2012, the Fund had no fair valued securities.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”).   ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

August 31, 2012 (unaudited)

Repurchase Agreements — A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.  In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation.   Realization and/or retention of the collateral may be subject to legal proceedings.

3. Risks Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”).  MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages.  MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline.  If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid.  Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument.  The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole.  In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties.  In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk.  If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

4. Subsequent Event

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.  Management has determined that there are no material events that would require disclosure through this date.

Item 2.   Controls and Procedures.

(a)         The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-3(c)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R.York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	October 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	October 4, 2012

By:	/s/ Brent C. Arvidson

Name:	Brent C. Arvidson

Title:	Treasurer and Chief Financial Officer

Date:	October 4, 2012